Members’ Capital (Details Narrative) - Nickel Road Operating LLC [Member] - shares	Sep. 30, 2024	Dec. 31, 2023	Jul. 25, 2017
Common Class A [Member]
Class of Stock [Line Items]
Units outstanding	64.7	64.7
Common Class B [Member]
Class of Stock [Line Items]
Units granted			100